Income Taxes (Schedule of Components of the Provision for Federal Income Taxes) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current		$ 3,822,000	$ 1,138,000	$ 2,019,000
Change in corporate tax rate	$ 3,060,000	3,060,000
Deferred		(331,000)	746,000	(387,000)
Income Tax Expense (Benefit), Total		6,551,000	1,884,000	1,632,000
Parent Company [Member]
Income Tax Expense (Benefit), Total		$ (127,000)	$ (225,000)	$ (103,000)